NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2017
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2017 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2014	227,050
Additions, net, continuing basis	677,103
Newbuildings acquired upon the Merger	16,523
Newbuildings acquired from related party	1,927
Newbuildings sold to Avance Gas	(517,398)
Transfer to Vessels and equipment, net	(133,429)
Interest capitalized, continuing basis	5,989
Cancellations	(11,532)
Balance at December 31, 2015	266,233
Additions, net, continuing basis	614,116
Transfer to Vessels and equipment, net	(532,766)
Interest capitalized, continuing basis	6,994
Cancellations	(46,253)
Balance at December 31, 2016	308,324
Additions, net, continuing basis	707,988
Transfer to Vessels and equipment, net	(941,388)
Interest capitalized, continuing basis	4,678
Balance at December 31, 2017	79,602

Newbuildings transfered to vessels and equipment [Table Text Block]

The following table sets forth certain details of our newbuildings delivered in the years ended December 31, 2017 and December 31, 2016:

(in thousands of $)
Vessel name	Vessel type	Date of delivery

Front Classic	Suezmax	January 2017
Front Vega	LR2/ Aframax	January 2017
Front Antares	LR2/ Aframax	January 2017
Front Duchess	VLCC	February 2017
Front Clipper	Suezmax	March 2017
Front Crystal	Suezmax	April 2017
Front Sirius	LR2/ Aframax	April 2017
Front Coral	Suezmax	May 2017
Front Cosmos	Suezmax	June 2017
Front Castor	LR2/ Aframax	June 2017
Front Cascade	Suezmax	July 2017
Front Earl	VLCC	July 2017
Front Pollux	LR2/ Aframax	August 2017
Front Capella	LR2/ Aframax	September 2017
Front Prince	VLCC	September 2017

Front Cheetah	LR2/ Aframax	January 2016
Front Ocelot	LR2/ Aframax	January 2016
Front Cougar	LR2/ Aframax	March 2016
Front Lynx	LR2/ Aframax	March 2016
Front Leopard	LR2/ Aframax	May 2016
Front Jaguar	LR2/ Aframax	June 2016
Front Challenger	Suezmax	August 2016
Front Altair	LR2/ Aframax	September 2016
Front Duke	VLCC	September 2016
Front Crown	Suezmax	September 2016